Finance Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Lease Liabilities [Abstract]
Finance lease, interest expense	$ 8,236	$ 2,537	$ 3,596